CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 1,571	$ 5,296
Other comprehensive income (loss):
Change in foreign currency translation adjustment	63	(1,018)
Cash flow hedges:
Change in net unrealized gains (losses)	1,214	(1,440)
Amounts reclassified into net income	(85)	262
Net change	1,129	(1,178)
Other comprehensive income (loss), net	1,192	(2,196)
Total of comprehensive income	$ 2,763	$ 3,100